Note 7 - Long-term Bank Loans - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Jun. 30, 2020 USD ($)
2021	$ 13,451,153
2022	24,441,844
2023	21,518,303
2024	20,500,000
Total	$ 79,911,300